RECENT ACCOUNTING PRONOUNCEMENTS (Details)	12 Months Ended
Dec. 31, 2011
ASU 2011-05 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Name	ASU 2011-05
New Accounting Pronouncement or Change in Accounting Principle, Description	'Presentation of Comprehensive Income' in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011, although early adoption is permitted. Its adoption will affect the presentation of the Company's financial statements, but is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. The Company has chosen to early adopt ASU 2011-5 and show present the statement of comprehensive income in two separate consecutive statements.
ASU 2011-11 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Name	ASU 2011-11
New Accounting Pronouncement or Change in Accounting Principle, Description	'Disclosures about Offsetting Assets and Liabilities' in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures
ASU 2011-04 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Name	ASU 2011-04
New Accounting Pronouncement or Change in Accounting Principle, Description	'Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs'. In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of ASC Topic 820 'Fair Value Measurement'. At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Its adoption is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.